Equity-accounted investees - Reconciliation of Changes in Interests in Joint Ventures (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period	[1]	$ 43,182
Carrying amount of interest at the end of the period		50,322	$ 43,182	[1]
Joint ventures
Disclosure of joint ventures [line items]
Carrying amount of interest at the beginning of the period		43,182	30,595
Group's share of profit (loss) for the period		16,460	16,076		$ 29,932
Group's share of other comprehensive income		(720)	(459)		483
Carrying amount of interest at the end of the period		50,322	43,182		30,595
Investments in equity accounted investees | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		50,322	43,182		27,565	$ (3,298)
Offset investment with shareholders loan		0	0		3,030	20,165
Carrying amount of interest at the beginning of the period		43,182	30,595		16,867
Group's share of profit (loss) for the period		16,460	16,076		29,933
Group's share of other comprehensive income		(720)	(459)		483
Dividends received from joint ventures		(12,600)			(1,250)
Dividend in kind (shares TUKA) distributed by associate					1,559
Reclassification of associate to joint venture (Note 23)					136
Movement shareholders loans to joint ventures		0	0		0
Initial capital provided to joint ventures		4,000
Carrying amount of interest at the end of the period		50,322	43,182		30,595
Shareholders loans | Joint ventures
Disclosure of joint ventures [line items]
Gross balance		60,379	28,666		162,763	203,512
Offset investment with shareholders loan		0	0		(3,030)	$ (20,165)
Carrying amount of interest at the beginning of the period		28,666	159,733		183,348
Group's share of profit (loss) for the period		0	0		0
Group's share of other comprehensive income		0	0		0
Dividends received from joint ventures		0			0
Dividend in kind (shares TUKA) distributed by associate					0
Reclassification of associate to joint venture (Note 23)					0
Movement shareholders loans to joint ventures		31,713	(134,097)		(40,750)
Initial capital provided to joint ventures		0
Carrying amount of interest at the end of the period		$ 60,379	$ 28,666		$ 159,733

[1]	* The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. Due to the increased significance of inventory (see accounting policies), the Group has re-presented the comparative information related to bunker inventory to align with the current year presentation.